Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2022 Pay Versus Performance
The following table and supporting narrative contain information regarding “compensation actually paid” to our NEOs and the relationship to company performance.
Pay Versus Performance Table

		Compensation Actually Paid to PEO 1 (Hess) (1) (2) (8)	Summary Compensation Table Total for PEO 2 (Haley) (3)	Compensation Actually Paid to PEO 2 (Haley) (2) (3) (8)	Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (2) (4) (8)	Value of Initial Fixed $100 Investment Based On:		Net Income (6)	Adjusted Net Revenue (7)
Year	Summary Compensation Table Total for PEO 1 (Hess) (1)						Total Shareholder Return	Peer Group Total Shareholder Return (5)

2022	$10,728,900	$11,413,081	N/A	N/A	$2,777,755	$3,077,416	$126	$118	$1,009	$8,824

2021	N/A	N/A	$20,337,292	$14,552,522	$3,678,933	$2,107,221	$121	$132	$4,222	$8,985

2020	N/A	N/A	$20,732,005	$18,765,840	$3,993,331	$3,023,132	$106	$107	$996	$8,378
Notes:

(1)	Reflects compensation for our Chief Executive Officer, Mr. Hess, who served as our Principal Executive Officer (PEO) in 2022.

(2)
“Compensation actually paid” has been calculated in accordance with the rules outlined under Item 402(v)(2) of Regulation
S-K.
Details of the adjustments made to reported Summary Compensation Table total compensation for each year to determine “compensation actually paid” are summarized below in footnote (8).

(3)	Reflects compensation for our former Chairman and Chief Executive Officer, Mr. Haley, who served as our PEO in 2021 and 2020.

(4)	Reflects compensation for the following non-PEO NEOs:

•	2022: Mr. Krasner, Ms. Gebauer, Mr. Garrard and Mr. Furman

•	2021: Mr. Krasner, Mr. Burwell, Mr. Hess, Ms. Gebauer and Mr. Furman

•	2020: Mr. Burwell, Mr. Hess, Ms. Gebauer and Mr. Wickes

(5)
The peer group used for TSR comparisons reflects our compensation benchmarking peer group as disclosed the Compensation Discussion & Analysis for each year. For each year the peer group comprises the following companies:

•
2022:
Aon, Arthur J. Gallagher & Co., Automatic Data Processing, Inc., Booz Allen Hamilton Holding Corporation, Cognizant Technologies Solutions Corp., Conduent Incorporated, Fidelity National Financial, Inc., Fidelity National Information Services, Inc., First American Financial Corporation, Fiserv, Inc., Marsh & McLennan Companies, Inc., Principal Financial Group Inc., Robert Half International Inc., S&P Global Inc., The Hartford Financial Services Group, Inc., Unum Group.

•
2021 and 2020:
Aon, Arthur J. Gallagher & Co., Automatic Data Processing, Inc., Booz Allen Hamilton Holding Corporation, Cognizant Technologies Solutions Corp., Conduent Incorporated, Fidelity National Financial, Inc., Fidelity National Information Services, Inc., First American Financial Corporation, Fiserv, Inc., Marsh & McLennan Companies, Inc., Nielsen Holdings plc, Principal Financial Group Inc., Robert Half International Inc., S&P Global Inc., The Hartford Financial Services Group, Inc., Unum Group.

The only change in the peer group between 2022 and the prior two years is the removal of Nielsen Holdings plc, which ceased trading during the year. As a result of this, it is not possible to calculate TSR for the 2020 and 2021 group in 2022, given no data for Nielsen Holdings plc is available.

(6)	Reflects WTW’s consolidated reported net income in millions, calculated on a GAAP basis, as reported in our Annual Report on Form 10-K for the relevant year.

(7)
Adjusted Net Revenue, reported in millions, has been designated as the “Company-Selected Measure” for 2022, in accordance with SEC rules. Adjusted Net Revenue, which is a non-GAAP measure, is the Company’s reported revenue on a U.S. GAAP basis for the fiscal year ended December 31, 2022, excluding the impact of acquisitions during the same period.

(8)	The following adjustments were made to Summary Compensation Table total compensation to determine “compensation actually paid” for our NEOs:

Adjustments	PEO			Other NEO Average
	2022 (Hess) ($)	2021 (Haley) ($)	2020 (Haley) ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	10,728,900	20,337,292	20,732,005	2,777,755	3,678,933	3,993,331

Deduction for amount reported in “Share Awards” column of the Summary Compensation Table	(7,249,654)	(13,300,715)	(13,821,838)	(1,189,794)	(1,605,815)	(1,731,181)

Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	—	—	—	—	—	—

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding and unvested (a)	7,467,027	—	12,685,810	1,225,468	1,285,884	.1,424,590

Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY (a)	—	13,693,395	—	—	—	—

Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding and unvested (a)	486,626	(2,905,447)	(991,907)	342,024	(351,352)	(305,499)

Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY (a)	(165,548)	(3,704,471)	—	(140,909)	32,591	46,281

Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions (a)	—	—	—	—	(933,722)	—

Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	109,244	437,980	321,284	52,839	22,199	104,929

Addition of incremental fair value of in respect of any options or SARS modified during the FY	—	—	—	—	—	—

Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	—	(34,743)	(187,555)	(6,148)	(47,942)	(537,604)

Addition for the Service Cost attributable to services rendered during the FY (b)	36,486	29,232	28,040	16,180	26,445	28,286

Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY (b)	—	—	—	—	—	—

Compensation Actually Paid	11,413,081	14,552,522	18,765,840	3,077,416	2,107,221	3,023,132

(a)
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. RSUs are valued based on the closing share price on the relevant measurement date.
TSR-based
PSUs are valued using a Monte Carlo simulation and PSUs subject to non-market-based conditions are valued based on revised assumptions of the probable payout on the applicable measurement dates.

	Grant Year
Fair Values	2022	2021	2020	2019	2018

RSUs	$244.58	$204.92 – $244.58	N/A	N/A	$210.68 – $230.91

TSR-based PSUs	N/A	$210.59 – $345.59	$206.45 – $267.78	$278.68 – $297.05	$307.46

Non-TSR based PSUs	$244.58	N/A	N/A	N/A	N/A

(b)
For disclosures of all significant assumptions used by the Willis Towers Watson Pension Plan for U.S. employees, please refer to our consolidated financial statements including in our Annual Reports on Form
10-K
for the years ended December 31, 2020, 2021 and 2022. The table below provides a limited summary of the assumptions used to determine service costs for the purposes of “compensation actually paid”:

Year	Effective Discount Rate	Assumed Salary Increase Rate

2022	2.99%	4.25%

2021	2.67%	4.25%

2020	3.42%	4.25%

Company Selected Measure Name	Adjusted Net Revenue
Named Executive Officers, Footnote [Text Block]

(4)	Reflects compensation for the following non-PEO NEOs:

•	2022: Mr. Krasner, Ms. Gebauer, Mr. Garrard and Mr. Furman

•	2021: Mr. Krasner, Mr. Burwell, Mr. Hess, Ms. Gebauer and Mr. Furman

•	2020: Mr. Burwell, Mr. Hess, Ms. Gebauer and Mr. Wickes

Peer Group Issuers, Footnote [Text Block]
(5)
The peer group used for TSR comparisons reflects our compensation benchmarking peer group as disclosed the Compensation Discussion & Analysis for each year. For each year the peer group comprises the following companies:

•
2022:
Aon, Arthur J. Gallagher & Co., Automatic Data Processing, Inc., Booz Allen Hamilton Holding Corporation, Cognizant Technologies Solutions Corp., Conduent Incorporated, Fidelity National Financial, Inc., Fidelity National Information Services, Inc., First American Financial Corporation, Fiserv, Inc., Marsh & McLennan Companies, Inc., Principal Financial Group Inc., Robert Half International Inc., S&P Global Inc., The Hartford Financial Services Group, Inc., Unum Group.

•
2021 and 2020:
Aon, Arthur J. Gallagher & Co., Automatic Data Processing, Inc., Booz Allen Hamilton Holding Corporation, Cognizant Technologies Solutions Corp., Conduent Incorporated, Fidelity National Financial, Inc., Fidelity National Information Services, Inc., First American Financial Corporation, Fiserv, Inc., Marsh & McLennan Companies, Inc., Nielsen Holdings plc, Principal Financial Group Inc., Robert Half International Inc., S&P Global Inc., The Hartford Financial Services Group, Inc., Unum Group.

The only change in the peer group between 2022 and the prior two years is the removal of Nielsen Holdings plc, which ceased trading during the year. As a result of this, it is not possible to calculate TSR for the 2020 and 2021 group in 2022, given no data for Nielsen Holdings plc is available.

Changed Peer Group, Footnote [Text Block]	The only change in the peer group between 2022 and the prior two years is the removal of Nielsen Holdings plc, which ceased trading during the year. As a result of this, it is not possible to calculate TSR for the 2020 and 2021 group in 2022, given no data for Nielsen Holdings plc is available.
Adjustment To PEO Compensation, Footnote [Text Block]
(8)	The following adjustments were made to Summary Compensation Table total compensation to determine “compensation actually paid” for our NEOs:

Adjustments	PEO			Other NEO Average
	2022 (Hess) ($)	2021 (Haley) ($)	2020 (Haley) ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	10,728,900	20,337,292	20,732,005	2,777,755	3,678,933	3,993,331

Deduction for amount reported in “Share Awards” column of the Summary Compensation Table	(7,249,654)	(13,300,715)	(13,821,838)	(1,189,794)	(1,605,815)	(1,731,181)

Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	—	—	—	—	—	—

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding and unvested (a)	7,467,027	—	12,685,810	1,225,468	1,285,884	.1,424,590

Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY (a)	—	13,693,395	—	—	—	—

Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding and unvested (a)	486,626	(2,905,447)	(991,907)	342,024	(351,352)	(305,499)

Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY (a)	(165,548)	(3,704,471)	—	(140,909)	32,591	46,281

Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions (a)	—	—	—	—	(933,722)	—

Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	109,244	437,980	321,284	52,839	22,199	104,929

Addition of incremental fair value of in respect of any options or SARS modified during the FY	—	—	—	—	—	—

Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	—	(34,743)	(187,555)	(6,148)	(47,942)	(537,604)

Addition for the Service Cost attributable to services rendered during the FY (b)	36,486	29,232	28,040	16,180	26,445	28,286

Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY (b)	—	—	—	—	—	—

Compensation Actually Paid	11,413,081	14,552,522	18,765,840	3,077,416	2,107,221	3,023,132

(a)
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. RSUs are valued based on the closing share price on the relevant measurement date.
TSR-based
PSUs are valued using a Monte Carlo simulation and PSUs subject to non-market-based conditions are valued based on revised assumptions of the probable payout on the applicable measurement dates.

	Grant Year
Fair Values	2022	2021	2020	2019	2018

RSUs	$244.58	$204.92 – $244.58	N/A	N/A	$210.68 – $230.91

TSR-based PSUs	N/A	$210.59 – $345.59	$206.45 – $267.78	$278.68 – $297.05	$307.46

Non-TSR based PSUs	$244.58	N/A	N/A	N/A	N/A

(b)
For disclosures of all significant assumptions used by the Willis Towers Watson Pension Plan for U.S. employees, please refer to our consolidated financial statements including in our Annual Reports on Form
10-K
for the years ended December 31, 2020, 2021 and 2022. The table below provides a limited summary of the assumptions used to determine service costs for the purposes of “compensation actually paid”:

Year	Effective Discount Rate	Assumed Salary Increase Rate

2022	2.99%	4.25%

2021	2.67%	4.25%

2020	3.42%	4.25%

Non-PEO NEO Average Total Compensation Amount	$ 2,777,755	$ 3,678,933	$ 3,993,331
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,077,416	2,107,221	3,023,132
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(8)	The following adjustments were made to Summary Compensation Table total compensation to determine “compensation actually paid” for our NEOs:

Adjustments	PEO			Other NEO Average
	2022 (Hess) ($)	2021 (Haley) ($)	2020 (Haley) ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	10,728,900	20,337,292	20,732,005	2,777,755	3,678,933	3,993,331

Deduction for amount reported in “Share Awards” column of the Summary Compensation Table	(7,249,654)	(13,300,715)	(13,821,838)	(1,189,794)	(1,605,815)	(1,731,181)

Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	—	—	—	—	—	—

Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding and unvested (a)	7,467,027	—	12,685,810	1,225,468	1,285,884	.1,424,590

Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY (a)	—	13,693,395	—	—	—	—

Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding and unvested (a)	486,626	(2,905,447)	(991,907)	342,024	(351,352)	(305,499)

Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY (a)	(165,548)	(3,704,471)	—	(140,909)	32,591	46,281

Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions (a)	—	—	—	—	(933,722)	—

Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	109,244	437,980	321,284	52,839	22,199	104,929

Addition of incremental fair value of in respect of any options or SARS modified during the FY	—	—	—	—	—	—

Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	—	(34,743)	(187,555)	(6,148)	(47,942)	(537,604)

Addition for the Service Cost attributable to services rendered during the FY (b)	36,486	29,232	28,040	16,180	26,445	28,286

Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY (b)	—	—	—	—	—	—

Compensation Actually Paid	11,413,081	14,552,522	18,765,840	3,077,416	2,107,221	3,023,132

(a)
Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. RSUs are valued based on the closing share price on the relevant measurement date.
TSR-based
PSUs are valued using a Monte Carlo simulation and PSUs subject to non-market-based conditions are valued based on revised assumptions of the probable payout on the applicable measurement dates.

	Grant Year
Fair Values	2022	2021	2020	2019	2018

RSUs	$244.58	$204.92 – $244.58	N/A	N/A	$210.68 – $230.91

TSR-based PSUs	N/A	$210.59 – $345.59	$206.45 – $267.78	$278.68 – $297.05	$307.46

Non-TSR based PSUs	$244.58	N/A	N/A	N/A	N/A

(b)
For disclosures of all significant assumptions used by the Willis Towers Watson Pension Plan for U.S. employees, please refer to our consolidated financial statements including in our Annual Reports on Form
10-K
for the years ended December 31, 2020, 2021 and 2022. The table below provides a limited summary of the assumptions used to determine service costs for the purposes of “compensation actually paid”:

Year	Effective Discount Rate	Assumed Salary Increase Rate

2022	2.99%	4.25%

2021	2.67%	4.25%

2020	3.42%	4.25%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid Versus Company and Peer TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid Versus GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid Versus Adjusted Net Revenue
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid Versus Company and Peer TSR
Tabular List [Table Text Block]
Tabular List of Company Performance Measures
For the fiscal year ending December 31, 2022, Adjusted Net Revenue is identified as the most important financial performance measure in linking “compensation actually paid” to WTW performance and accordingly is included in the Pay Versus Performance table above. The other identified most important measures for pay versus performance purposes comprise the remaining financial performance measures used in our incentive plans. Further details on the definitions of these measures, including how they are calculated from our audited financial statements and how they are used in our incentive plans, see section entitled “Executive Compensation: Compensation Discussion and Analysis.” The following table lists the collective ‘most important’ measures alphabetically.

Tabular List of Most Important Measures

(1) Adjusted EPS

(2) Adjusted Net Revenue

(3) Adjusted Operating Margin

(4) Adjusted Operating Income

(5) Relative TSR

Total Shareholder Return Amount	$ 126	121	106
Peer Group Total Shareholder Return Amount	118	132	107
Net Income (Loss)	$ 1,009,000,000	$ 4,222,000,000	$ 996,000,000
Company Selected Measure Amount	8,824,000,000	8,985,000,000	8,378,000,000
Effective Discount Rate	2.99%	2.67%	3.42%
Assumed Salary Increase Rate	4.25%	4.25%	4.25%
Summary of PEO and Non PEO Compensation [Text Block]
Summary Compensation Table
The following table sets forth information concerning the compensation of Carl Hess (CEO), Andrew Krasner (CFO), Julie Gebauer (Global Head of HWC), Adam Garrard (Global Head of R&B) and Matthew Furman (General Counsel), who are collectively our NEOs for the fiscal year ended December 31, 2022.

A	B	C	D	E	F	G	H	I
Name and Principal Position	Year	Salary ($)	Bonus ($)	Share Awards ($)	Non-Equity Incentive Plan Compensation ($)	Change in Pension Value and Non- Qualified Deferred Compensation Earnings ($)	All Other Compensation ($)	Total ($)

Carl Hess	2022	1,058,173	—	7,249,654	1,801,052	—	620,021	10,728,900
CEO	2021	766,667	—	1,167,419	2,443,875	209,050	241,474	4,828,485
	2020	650,000	—	1,525,847	758,160	809,732	197,839	3,941,578

Andrew Krasner	2022	800,000	—	1,599,768	1,106,595	3,300	58,789	3,568,452
CFO	2021	333,625	361,667	2,999,991	493,397	8,178	2,698	4,199,556

Julie Gebauer	2022	650,000	—	1,137,196	647,358	—	244,337	2,678,891
Global Head of HWC	2021	650,000	—	1,167,419	837,574	—	216,167	2,871,160
	2020	650,000	—	1,525,847	726,570	1,133,761	187,728	4,223,906

Adam Garrard * Global Head of R&B	2022	624,864	—	1,137,434	622,324	—	80,955	2,465,577

Matthew Furman	2022	580,000	—	884,776	785,415	21,290	126,620	2,398,101
General Counsel	2021	550,000	300,000	897,994	984,328	22,482	108,449	2,863,253

*
The figures for Mr. Garrard have been converted into dollars at the five-year average exchange rate (2018 – 2022), as applicable (£1:$1.3018), except for the Share Awards, which was determined based on his 2022 LTI target value (GBP) and then converted to USD based on the average exchange rate for the 30 business days ending on the date of the grant (April 1, 2022).

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]

(7)
Adjusted Net Revenue, reported in millions, has been designated as the “Company-Selected Measure” for 2022, in accordance with SEC rules. Adjusted Net Revenue, which is a non-GAAP measure, is the Company’s reported revenue on a U.S. GAAP basis for the fiscal year ended December 31, 2022, excluding the impact of acquisitions during the same period.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Fair Value By Grant Year [Member]
Pay vs Performance Disclosure [Table]
RSUs Minimum | $ / shares		$ 204.92			$ 210.68
RSUs Maximum | $ / shares	$ 244.58	244.58			230.91
TSR-based PSUs Maximum | $ / shares		345.59	$ 267.78	$ 297.05	$ 307.46
TSR-based PSUs Minimum | $ / shares		$ 210.59	$ 206.45	$ 278.68
Non-TSR based PSUs | $ / shares	$ 244.58
Mr. Carl Hess [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 10,728,900	$ 4,828,485	$ 3,941,578
PEO Actually Paid Compensation Amount	$ 11,413,081
PEO Name	Mr. Hess
Salary	$ 1,058,173	766,667	650,000
Share Awards	7,249,654	1,167,419	1,525,847
Non Equity Incentive Plan Compensation	1,801,052	2,443,875	758,160
All Other Compensation	$ 620,021	241,474	197,839
Change in Pension Value and Non Qualified Deferred Compensation Earnings		209,050	809,732
Mr.Haley [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		20,337,292	20,732,005
PEO Actually Paid Compensation Amount		14,552,522	18,765,840
PEO Name	Mr. Haley
Andrew Krasner [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	$ 3,568,452	4,199,556
Salary	800,000	333,625
Bonus		361,667
Share Awards	1,599,768	2,999,991
Non Equity Incentive Plan Compensation	1,106,595	493,397
All Other Compensation	58,789	2,698
Change in Pension Value and Non Qualified Deferred Compensation Earnings	3,300	8,178
Julie Gebauer [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	2,678,891	2,871,160	4,223,906
Salary	650,000	650,000	650,000
Share Awards	1,137,196	1,167,419	1,525,847
Non Equity Incentive Plan Compensation	647,358	837,574	726,570
All Other Compensation	244,337	216,167	187,728
Change in Pension Value and Non Qualified Deferred Compensation Earnings			1,133,761
Adam Garrard [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	2,465,577
Salary	624,864
Share Awards	1,137,434
Non Equity Incentive Plan Compensation	622,324
All Other Compensation	80,955
Matthew Furman [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	2,398,101	2,863,253
Salary	580,000	550,000
Bonus		300,000
Share Awards	884,776	897,994
Non Equity Incentive Plan Compensation	785,415	984,328
All Other Compensation	126,620	108,449
Change in Pension Value and Non Qualified Deferred Compensation Earnings	21,290	22,482
PEO [Member] | Mr. Carl Hess [Member] | Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,249,654)
PEO [Member] | Mr. Carl Hess [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr. Carl Hess [Member] | Fair Value At Fiscal Year (Fy) End, Of Equity Awards Granted During The Fy That Remained Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,467,027
PEO [Member] | Mr. Carl Hess [Member] | Fair Value At Vesting Date, Of Equity Awards Granted During The Fy That Vested During The Fy [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr. Carl Hess [Member] | Change In Fair Value At FY End Versus Prior FY End For Awards Granted In Prior FY That Remained Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	486,626
PEO [Member] | Mr. Carl Hess [Member] | Change In Fair Value At Vesting Date Versus Prior FY End For Awards Granted In Prior FY That Vested During The FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(165,548)
PEO [Member] | Mr. Carl Hess [Member] | Fair Value At The Prior FY End For Awards Granted In Prior FY That Failed To Meet Their Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr. Carl Hess [Member] | Dividends Or Other Earnings Paid During Applicable FY Prior To Vesting Date Of Underlying Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	109,244
PEO [Member] | Mr. Carl Hess [Member] | Fair Value Of In Respect Of Any Options Or Sars Modified During The Fy [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr. Carl Hess [Member] | Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr. Carl Hess [Member] | Service Cost attributable to services rendered during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,486
PEO [Member] | Mr. Carl Hess [Member] | Service Cost In Respect Of A Plan Amendment Or Initiation During The FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Mr.Haley [Member] | Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,300,715)	(13,821,838)
PEO [Member] | Mr.Haley [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Mr.Haley [Member] | Fair Value At Fiscal Year (Fy) End, Of Equity Awards Granted During The Fy That Remained Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	12,685,810
PEO [Member] | Mr.Haley [Member] | Fair Value At Vesting Date, Of Equity Awards Granted During The Fy That Vested During The Fy [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,693,395	0
PEO [Member] | Mr.Haley [Member] | Change In Fair Value At FY End Versus Prior FY End For Awards Granted In Prior FY That Remained Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,905,447)	(991,907)
PEO [Member] | Mr.Haley [Member] | Change In Fair Value At Vesting Date Versus Prior FY End For Awards Granted In Prior FY That Vested During The FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,704,471)	0
PEO [Member] | Mr.Haley [Member] | Fair Value At The Prior FY End For Awards Granted In Prior FY That Failed To Meet Their Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Mr.Haley [Member] | Dividends Or Other Earnings Paid During Applicable FY Prior To Vesting Date Of Underlying Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		437,980	321,284
PEO [Member] | Mr.Haley [Member] | Fair Value Of In Respect Of Any Options Or Sars Modified During The Fy [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Mr.Haley [Member] | Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(34,743)	(187,555)
PEO [Member] | Mr.Haley [Member] | Service Cost attributable to services rendered during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		29,232	28,040
PEO [Member] | Mr.Haley [Member] | Service Cost In Respect Of A Plan Amendment Or Initiation During The FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
Non-PEO NEO [Member] | Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,189,794)	(1,605,815)	(1,731,181)
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value At Fiscal Year (Fy) End, Of Equity Awards Granted During The Fy That Remained Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,225,468	1,285,884	1,424,590
Non-PEO NEO [Member] | Fair Value At Vesting Date, Of Equity Awards Granted During The Fy That Vested During The Fy [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value At FY End Versus Prior FY End For Awards Granted In Prior FY That Remained Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	342,024	(351,352)	(305,499)
Non-PEO NEO [Member] | Change In Fair Value At Vesting Date Versus Prior FY End For Awards Granted In Prior FY That Vested During The FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(140,909)	32,591	46,281
Non-PEO NEO [Member] | Fair Value At The Prior FY End For Awards Granted In Prior FY That Failed To Meet Their Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(933,722)	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid During Applicable FY Prior To Vesting Date Of Underlying Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	52,839	22,199	104,929
Non-PEO NEO [Member] | Fair Value Of In Respect Of Any Options Or Sars Modified During The Fy [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Pension Value And Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,148)	(47,942)	(537,604)
Non-PEO NEO [Member] | Service Cost attributable to services rendered during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,180	26,445	28,286
Non-PEO NEO [Member] | Service Cost In Respect Of A Plan Amendment Or Initiation During The FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0